Summary of Significant Accounting Policies - Stock-Based Compensation (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2021 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) offering_period $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Employee stock-based awards
Contractual term of awards				3 years
Stock-based compensation | $		$ 11,341	$ 10,953	$ 61,001	$ 37,674	$ 35,654
Stock-based compensation expense (income), net of tax | $				$ 59,243	$ 36,584	33,103
Award vesting period				3 years
Total amount of common stock reserved and available for issuance pursuant to awards granted under the 2014 Plan (in shares)				20,750,000
Employee Stock Purchase Plan
Employee stock purchase plan, shares available for grant (in shares)				9,055,756
Employee stock-based awards, unrecognized compensation costs on nonvested awards | $		$ 85,449		$ 42,559
Employee stock-based awards, weighted average recognition period				1 year 10 months 24 days
Performance Units Original Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		873,235	1,073,209	1,073,209
Granted (in shares)				488,953
Vested (in shares)				(630,151)
Forfeited (in shares)				(58,776)
Non-vested at the end of the period (in shares)				873,235	1,073,209
Restricted Stock Units (RSUs)
Aggregate intrinsic value
Total fair value of shares or units vested | $		$ 18,415	$ 19,861	$ 29,332	$ 26,492	21,191
PUs Adjustment
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		(541,444)	(319,508)	(319,508)
Granted (in shares)				0
Vested (in shares)				0
Forfeited (in shares)				(221,936)
Non-vested at the end of the period (in shares)				(541,444)	(319,508)
Performance Units
Employee stock-based awards
Award vesting period				3 years
Aggregate intrinsic value
Total fair value of shares or units vested | $		$ 4,346	$ 5,591	$ 29,701	$ 11,812	$ 6,503
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		331,791	753,701	753,701
Granted (in shares)				488,953
Vested (in shares)				(630,151)
Forfeited (in shares)				(280,712)
Non-vested at the end of the period (in shares)				331,791	753,701
Weighted average grant date fair value
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share) | $ / shares		$ 44.65	$ 36.98	$ 36.98
Weighted average grant date fair value, granted (in dollars per share) | $ / shares				54.61
Weighted average grant date fair value, vested (in dollars per share) | $ / shares				47.13
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares				35.84
Weighted average grant date fair value, non-vested, end of period (in dollars per share) | $ / shares				$ 44.65	$ 36.98
Performance units disclosure
Period of anniversary from the date of grant				3 years
Qualifying service period				3 years
Performance Units | Revenue or revenue growth and return on invested capital
Performance units disclosure
Performance period				3 years
Performance Units | Minimum | Market condition associated with shareholder return of common stock
Performance units disclosure
Percentage payout rate				0.00%
Performance Units | Maximum | Market condition associated with shareholder return of common stock
Performance units disclosure
Percentage payout rate				238.00%
Employee Stock Purchase Plan
Employee Stock Purchase Plan
Employee stock purchase plan, number of offering periods | offering_period				2
Employee stock purchase plan, offering periods				6 months
Employee stock purchase plan, maximum employee subscription rate percent				15.00%
Percentage of market price for the purchase of shares				95.00%
Employee stock purchase plan, shares issued in period (in shares)				112,297	159,853	129,505
Employee stock purchase plan, shares available for grant (in shares)				1,103,990
Employee stock purchase plan, duration of offering periods				6 months
Three Year Vesting Option
Employee stock-based awards
Contractual term of awards				10 years
Award vesting period				3 years
Employee And Non Employees Stock Option
Employee stock-based awards
Weighted average fair value of options granted (in dollars per share) | $ / shares				$ 3.23	$ 2.35	$ 3.58
Weighted average assumptions used for grants
Expected volatility (as a percent)				28.30%	25.40%	24.30%
Risk-free interest rate (as a percent)				1.45%	1.45%	2.47%
Expected dividend yield (as a percent)				7.00%	7.00%	7.00%
Expected life of the option				10 years	10 years	5 years
Summary of option activity
Options outstanding balance, beginning of period (in shares)		4,224,073	4,732,519	4,732,519
Options granted (in shares)				429,618
Options exercised (in shares)				(869,855)
Options forfeited (in shares)				(16,304)
Options expired (in shares)				(51,905)
Options outstanding balance, end of period (in shares)				4,224,073	4,732,519
Options exercisable balance (in shares)				3,168,908
Options expected to vest (in shares)				1,054,641
Weighted Average Exercise Price
Weighted average exercise price, options outstanding balance beginning of period (in dollars per share) | $ / shares		$ 36.06	$ 35.83	$ 35.83
Weighted average exercise price, options granted (in dollars per share) | $ / shares				34.73
Weighted average exercise price, options exercised (in dollars per share) | $ / shares				34.26
Weighted average exercise price, options forfeited (in dollars per share) | $ / shares				35.37
Weighted average exercise price, options expired (in dollars per share) | $ / shares				34.27
Weighted average exercise price, options outstanding balance end of period (in dollars per share) | $ / shares				36.06	$ 35.83
Weighted average exercise price, options exercisable (in dollars per share) | $ / shares				36.60
Weighted average exercise price, options expected to vest (in dollars per share) | $ / shares				$ 34.42
Weighted average remaining contractual term
Weighted average remaining contractual term, options outstanding				5 years 9 months
Weighted average remaining contractual term, options exercisable				4 years 10 months 24 days
Weighted average remaining contractual term, options expected to vest				8 years 4 months 2 days
Aggregate intrinsic value
Aggregate intrinsic value, options outstanding | $				$ 68,747
Aggregate intrinsic value, options exercisable | $				49,850
Aggregate intrinsic value, options expected to vest | $				$ 18,888
Restricted Stock And Restricted Stock Units
Employee stock-based awards
Award vesting period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		1,403,633	1,294,006	1,294,006
Granted (in shares)				1,178,170
Vested (in shares)				(862,377)
Forfeited (in shares)				(206,166)
Non-vested at the end of the period (in shares)				1,403,633	1,294,006
Weighted average grant date fair value
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share) | $ / shares		$ 34.11	$ 33.02	$ 33.02
Weighted average grant date fair value, granted (in dollars per share) | $ / shares				34.98
Weighted average grant date fair value, vested (in dollars per share) | $ / shares				34.01
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares				32.65
Weighted average grant date fair value, non-vested, end of period (in dollars per share) | $ / shares				$ 34.11	$ 33.02
Performance Units Original Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Granted (in shares)					425,777	380,856
2014 Plan
Employee stock-based awards
Total amount of common stock reserved and available for issuance pursuant to awards granted under the 2014 Plan (in shares)				20,750,000	12,750,000
Employee Stock Purchase Plan
Shares of our common stock authorized for issuance (in shares)				8,000,000
2013 Employee Stock Purchase Plan | Employee Stock Purchase Plan
Employee stock-based awards
Total amount of common stock reserved and available for issuance pursuant to awards granted under the 2014 Plan (in shares)	1,000,000			2,000,000
Employee Stock Purchase Plan
Shares of our common stock authorized for issuance (in shares)	1,000,000